INCOME TAXES (Details) - USD ($) $ in Millions			3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent			35.30%	(13.00%)		(551.70%)	(58.70%)	35.00%	18.40%	4.80%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	35.00%
Tax Cuts and Jobs Act, Income Tax Expense (Benefit)									$ 14.1
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Income Tax Expense					$ 15.9
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Liability					12.1				12.1		$ 28.0
Tax Cuts and Jobs Act, Incomplete Accounting, Undistributed Accumulated Earnings of Foreign Subsidiary, Existing Unrecognized Deferred Tax Liability					78.2				78.2		$ 180.4
Tax Cuts and Jobs Act, Incomplete Accounting, Change in Tax Rate, Provisional Income Tax Expense (Benefit)					1.4
Tax Cuts and Jobs Act, Incomplete Accounting, Provisional Income Tax Expense (Benefit)					$ 0.4
Global Intangible Low-Taxed Income (GILTI), Liability Recognized, Income Tax Expense (Benefit)								$ 18.0	$ 4.2